Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Revenue by Transferal of Services - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 183,669,326	¥ 142,102,834	¥ 108,224,804
Less: business taxes and surcharges	(585,431)	(476,291)	(390,678)
Services transferred over time [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	2,226,771	2,208,203	3,231,470
Services transferred at a point in time [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 182,027,986	¥ 140,370,922	¥ 105,384,012